Deferred Income	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Income [Abstarct]
Deferred Income

10. Deferred Income

Deferred income relates to income related to Green Certificates from Romania that have been received but not sold. Deferred income consists of the following (in thousands):

Activity
Deferred income – Balance January 1, 2023	$4,954
Green certificates received	10,663
Green certificates sold	(10,169)
Foreign exchange gain/(loss)	159
Deferred income – Balance December 1, 2023	$5,607
Green certificates received	2,030
Green certificates sold	(1,468)
Foreign exchange gain/(loss)	(121)
Deferred income – Balance March 31, 2024	$6,048

12.	Deferred Income

Deferred income relates to income related to Green Certificates from Romania that have been received but not sold. Deferred income consists of the following (in thousands):

Activity
Deferred income – Balance January 1, 2022	$3,139
Green certificates received	10,729
Green certificates sold	(8,849)
Foreign exchange gain/(loss)	(65)
Deferred income – Balance December 1, 2022	$4,954
Green certificates received	10,663
Green certificates sold	(10,169)
Foreign exchange gain/(loss)	159
Deferred income – Balance December 31, 2023	$5,607